Document And Entity Information	12 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001881739
Document Type	N-CSR
Entity Registrant Name	Variant Impact Fund
Document Period End Date	Apr. 30, 2026
Entity Inv Company Type	N-2
Amendment Flag	false